                             TRANSAMERICA ELITE(R)
                      SUPPLEMENT DATED OCTOBER 5, 2001 TO
                        PROSPECTUS DATED MAY 1, 2001 AS
                         SUPPLEMENTED AUGUST 24, 2001


Effective October 5, 2001, American Century Investment Management, Inc. will become sub-adviser to the International Equity (formerly, GE International
Equity) portfolio of the AEGON/Transamerica Series Fund, Inc.   Effective March
1, 2002, the name of the International Equity will be changed to American Century International. Prior to October 5, 2001, GE International Equity was sub-advised by GE Asset Management Incorporated.

The following information is added to page 5 of the Prospectus under the heading "Investment Options":

AEGON/TRANSAMERICA SERIES FUND, INC.

     TOLIC International Equity (formerly, TOLIC GE International Equity)

The following information is added to the Portfolio Annual Expense Table on page 14 of the Prospectus:

                                       Management          Other       Rule 12b-1      Total Portfolio
            Portfolio                     Fees           Expenses         Fees         Annual Expenses
---------------------------------------------------------------------------------------------------------
International Equity                      1.00%           0.20%            N/A              1.20%
---------------------------------------------------------------------------------------------------------

The following is added to the table in footnote (6) on page 15 of the
Prospectus:

                                     Expense     Reimbursement    Expense Ratio Without
            Portfolio                 Limit          Amount            Reimbursement
---------------------------------------------------------------------------------------
International Equity                   1.20%*          N/A                  N/A
---------------------------------------------------------------------------------------

*  Effective March 1, 2002 this expense limit will be increased to 1.50%.

The following information replaces the information regarding GE International Equity on pages 20 of the Prospectus under the heading "The Separate Account and the Portfolios - The Funds":

          Portfolio                      Sub-Adviser or Adviser                         Investment Objective
-------------------------------------------------------------------------------------------------------------------
International Equity            American Century Investment Management, Inc.     Seeks long-term growth of capital.
-------------------------------------------------------------------------------------------------------------------


All other references throughout the prospectus to TOLIC GE International Equity are changed to TOLIC International Equity.